Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances for Vessels Under Construction and Acquisitions [Table Text Block]
Balance, December 31, 2011	22,347,811
Advances for vessels under construction and acquisitions	61,632,129
Capitalized interest	281,484
Capitalized expenses	721,220
Vessels delivered	(65,661,599)
Balance, December 31, 2012	19,321,045
Advances for vessels under construction and acquisitions	50,396,200
Capitalized interest	819,296
Capitalized expenses	40,894
Balance, December 31, 2013	70,577,435